Leases - Schedule of Future Minimum Revenues to be Received Under Operating Leases (Details) $ in Millions	Jun. 30, 2026 USD ($)
Leases [Abstract]
2026	$ 0.4
2027	0.8
2028	0.5
Total Minimum Lease Payments	1.7
Less: Imputed interest	(0.2)
Present value of operating liabilities	$ 1.5